Asset Impairment and Exit Costs (Movement in the Exit Cost Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Liability, beginning balance	$ 28	$ 48
Charges	55	75
Cash spent	(57)	(98)	(75)
Currency/other	(6)	3
Liability, ending balance	$ 20	$ 28	$ 48